The Company - Additional Information (Detail) - $ / shares			1 Months Ended	12 Months Ended
	Jun. 01, 2023	May 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%		100.00%
Par value per share				$ 0.05	$ 0.05	$ 0.05	$ 0.05
Calyxt Inc [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	2.90%	48.00%		49.10%
Calyxt Inc [Member] | Common Stock [Member]
Disclosure of subsidiaries [line items]
Par value per share		$ 0.0001
Calyxt Inc [Member] | Class A Common Stock [Member]
Disclosure of subsidiaries [line items]
Par value per share		$ 0.0001
Number of shares issued		16,527,484